Schedule of disaggregated revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 200,506	$ 161,548
Retail Pharmacy [Member]
Disaggregation of Revenue [Line Items]
Total revenue	194,829	155,685
Infusion Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,739	1,181
Wholesale Distribution Of Drugs And Other Medications [Member]
Disaggregation of Revenue [Line Items]
Total revenue	725	1,322
Patient Support Program [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,044	1,008
Clinical Trials [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,307	1,412
Testing Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12	67
Other Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 850	$ 873